Commitments and Contingencies (Details)	Jun. 16, 2025 USD ($)	May 28, 2025 USD ($)	Dec. 18, 2024 USD ($)	Dec. 18, 2024 HKD ($)	Nov. 07, 2024 USD ($)	Jun. 18, 2024 USD ($)	Apr. 01, 2025 USD ($)
Commitments and Contingencies [Line Items]
Holdback payments		$ 171,575
Lease payments		6,824.52
Unpaid lease payments		9,999.99
Credit card liabilities		118,000
Legal fees		426,667
Bonuses		300,000
Share bonuses		2,000,000
Penalties		$ 28,356
Agreement total amount	$ 4,418,325.4
Interest and costs						$ 584,361
Interest and fixed costs			$ 584,361	$ 11,045
Payment to supplier					$ 126,352.56
Aggregate amount					$ 8,960,000
Copenhagen [Member]
Commitments and Contingencies [Line Items]
Alleged damages							$ 235,000